VIA EDGAR

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071

December 30, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (filing relates to Braddock Multi-Strategy Income Fund)
(File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 719 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 732 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Braddock Multi-Strategy Income Fund series (the “Fund”).

The attached Amendment is being filed to include in the Fund’s statement of additional information certain financial information of the Fund’s predecessor fund pursuant to the request of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”). Please note that the Registrant intends to submit an acceleration request to the Staff requesting that the Amendment become effective as of the date and time specified in the request.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie Dee

Laurie Dee

Enclosures